UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                 FORM 13F
                            FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    December 31, 2006
Check here if Amendment:  X  ; Amendment Number:   1
  This Amendment (Check only one.)   X   is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harlan S. Friedman
Title:    Chief Financial Officer
Phone:    415-289-3939

Signature, Place and Date of Signing:

/s/ Harlan S. Friedman
Harlan S. Friedman       Mill Valley, CA          February 20, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total:      $64,317 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER           TITLE OF         CUSIP   VALUE   SHARES    INV.  OTHE  VOTING AUTH
                         CLASS                    X1000             DISC  R
                                                                    .     MGR
                                                                                SOLE       SH  NON
                                                                                           R   E

Abercrombie & Fitch Co.  CL A           002896207 2,367   34,000    SOLE        34,000
AMARIN CORP PLC          SPONSORED ADR  023111107 447     195,903   SOLE        195,903
Aspect Medical Systems   COMMON         045235108 1,264   67,200    SOLE        67,200
Inc.
Avigen Inc.              COMMON         053690103 700     132,512   SOLE        132,512
BALLY TECHNOLOGIES       COMMON         05874B107 3,803   203,600   SOLE        203,600
Blockbuster Inc.         CL A           093679108 1,459   275,825   SOLE        275,825
Churchill Downs Inc.     COMMON         171484108 4,503   105,358   SOLE        105,358
CORNING INC              COMMON         219350105 1,403   75,000    SOLE        75,000
CuraGen Corp.            COMMON         23126R101 1,439   312,739   SOLE        312,739
Cytokinetics Inc.        COMMON         23282W100 1,163   155,500   SOLE        155,500
DECKERS OUTDOOR          COMMON         243537107 360     6,000     SOLE        6,000
Dialog Semiconductor     SPONSORED ADR  25250P108 278     222,600   SOLE        222,600
Discovery Holding Co.    CL A COMMON    25468Y107 100     6,240     SOLE        6,240
Dow Chemical Co.         COMMON         260543103 2,596   65,000    SOLE        65,000
EP Medsystems Inc.       COMMON         26881P103 291     217,300   SOLE        217,300
EV3 Inc.                 COMMON         26928A200 879     51,038    SOLE        51,038
Exelixis Inc.            COMMON         30161Q104 929     103,200   SOLE        103,200
Genesco Inc.             COMMON         371532102 2,432   65,200    SOLE        65,200
Huntsman Corp.           COMMON         447011107 1,161   61,200    SOLE        61,200
Infocus Corp             COMMON         45665B106 378     141,574   SOLE        141,574
INNOVO GROUP             COM PAR $0.01  457954600 813     1,194,900 SOLE        1,194,900
Kohl's Corp.             COMMON         500255105 2,669   39,000    SOLE        39,000
Liberty Global Inc.      COM SER A      530555101 99      3,400     SOLE        3,400
Liberty Global Inc.      COM SER C      530555309 97      3,448     SOLE        3,448
Liberty Media Holding    INT COM SER A  53071m104 336     15,600    SOLE        15,600
Corp
Liberty Media Holding    CAP COM SER A  53071m302 306     3,120     sole        3,120
Corp
LIONS GATE               COMMON         535919203 429     40,000    SOLE        40,000
ENTERTANIMENT CORP.
MI Developments Inc      CL A SUB VTG   55304X104 848     23,700    SOLE        23,700
Magna Ent Corp.          CL A           559211107 5,728   1,270,177 SOLE        1,270,177
MOSYS INC                COMMON         619718109 1,324   143,146   SOLE        143,146
Multimedia Games Inc     COMMON         625453105 1,411   147,019   SOLE        147,019
National Seminconductor  COMMON         637640103 431     19,000    SOLE        19,000
Corp
Newfield Expl. Co        COMMON         651290108 1,838   40,000    SOLE        40,000
North Am. Scientific     COMMON         65715D100 137     119,474   SOLE        119,474
Inc.
Novell Inc.              COMMON         670006105 601     97,000    SOLE        97,000
Omnicare Inc.            COMMON         681904108 1,043   27,000    SOLE        27,000
Penwest Pharm.           COMMON         709754105 1,517   91,300    SOLE        91,300
Polymedica Corp.         COMMON         731738100 1,812   44,840    SOLE        44,840
SEQUENOM                 COMMON         817337405 102     21,733    SOLE        21,733
SHUFFLE MASTER INC.      COMMON         825549108 2,298   87,700    SOLE        87,700
Skechers USA Inc.        CL A           830566105 3,231   97,000    SOLE        97,000
Sothebys Holdings Inc.   CL A           835898107 2,252   72,600    SOLE        72,600
Stratus Properties Inc.  COM NEW        863167201 330     10,321    SOLE        10,321
Synplicity Inc.          COMMON         87160Y108 1,248   199,367   SOLE        199,367
3Com Corp                COMMON         885535104 354     86,128    SOLE        86,128
Topps Inc.               COMMON         890786106 655     73,600    SOLE        73,600
Trump Entertainment      COMMON         89816T103 1,713   93,900    SOLE        93,900
Resorts Inc.
Westlake Chemical Corp   COMMON         960413102 1,396   44,498    SOLE        44,498
XM SATELLITE RADIO       CL A           983759101 1,033   71,480    SOLE        71,480
HOLDINGS INC
YouBet Com Inc.          COMMON         987413101 314     85,000    SOLE        85,000

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